Investment in an Equity Investee - Reconciliation of summarized financial information (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Reconciliation of the summarized financial information presented to the carrying amount of investments in an equity investee
Net income	$ 25,801	$ 168,551
Carrying amount of investment	80,519		$ 48,411
SHPL
Reconciliation of the summarized financial information presented to the carrying amount of investments in an equity investee
Opening net assets	91,628	141,433
Net income	67,919	70,224
Dividends declared		(146,974)
Deemed distribution	(690)
Discount on dividends payable		3,654
Other comprehensive (loss)/income	(2,573)	1,785
Closing net assets	156,284	70,122
Group's share of net assets	78,142	35,061
Goodwill	2,744	2,795
Elimination of unrealized profits on downstream sales	(367)	(116)
Carrying amount of investment	$ 80,519	$ 37,740	$ 48,411